Distribution Date:	09/15/21	JPMCC Commerical Mortgage Securities Trust 2019-COR5
Determination Date:	09/09/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2019-COR5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue,8th Floor | New York, NY 10179
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
Principal Prepayment Detail	17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	18
			Don Simon	(203) 660-6100
Delinquency Loan Detail	19		PO Box 4839, | Greenwich, CT 06831
Collateral Stratification and Historical Detail	20	Certificate Administrator	Wells Fargo Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46591EAQ0	2.337200%	14,650,000.00	9,430,892.13	249,373.55	18,368.23	0.00	0.00	267,741.78	9,181,518.58	30.24%	30.00%
A-2	46591EAR8	3.149900%	66,432,000.00	66,432,000.00	0.00	174,378.46	0.00	0.00	174,378.46	66,432,000.00	30.24%	30.00%
A-3	46591EAS6	3.123400%	162,850,000.00	162,850,000.00	0.00	423,871.41	0.00	0.00	423,871.41	162,850,000.00	30.24%	30.00%
A-4	46591EAT4	3.386100%	218,498,000.00	218,498,000.00	0.00	616,546.73	0.00	0.00	616,546.73	218,498,000.00	30.24%	30.00%
A-SB	46591EAU1	3.219000%	26,615,000.00	26,615,000.00	0.00	71,394.74	0.00	0.00	71,394.74	26,615,000.00	30.24%	30.00%
A-S	46591EAV9	3.669200%	57,638,000.00	57,638,000.00	0.00	176,237.79	0.00	0.00	176,237.79	57,638,000.00	21.92%	21.75%
B	46591EAW7	3.871000%	34,932,000.00	34,932,000.00	0.00	112,684.81	0.00	0.00	112,684.81	34,932,000.00	16.88%	16.75%
C	46591EAX5	3.750000%	30,565,000.00	30,565,000.00	0.00	95,515.63	0.00	0.00	95,515.63	30,565,000.00	12.47%	12.38%
D	46591EAC1	3.000000%	17,000,000.00	17,000,000.00	0.00	42,500.00	0.00	0.00	42,500.00	17,000,000.00	10.02%	9.94%
E-RR	46591EAE7	4.934258%	17,059,000.00	17,059,000.00	0.00	70,144.59	0.00	0.00	70,144.59	17,059,000.00	7.56%	7.50%
F-RR	46591EAG2	4.934258%	16,592,000.00	16,592,000.00	0.00	68,224.34	0.00	0.00	68,224.34	16,592,000.00	5.17%	5.13%
G-RR	46591EAJ6	4.934258%	6,987,000.00	6,987,000.00	0.00	28,729.72	0.00	0.00	28,729.72	6,987,000.00	4.16%	4.13%
H-RR*	46591EAL1	4.934258%	28,819,121.00	28,819,121.00	0.00	73,244.85	0.00	0.00	73,244.85	28,819,121.00	0.00%	0.00%
R	46591EAN7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			698,637,121.00	693,418,013.13	249,373.55	1,971,841.30	0.00	0.00	2,221,214.85	693,168,639.58

Notional Certificates
X-A	46591EAY3	1.652494%	546,683,000.00	541,463,892.13	0.00	745,638.01	0.00	0.00	745,638.01	541,214,518.58
X-B	46591EAZ0	1.119724%	65,497,000.00	65,497,000.00	0.00	61,115.47	0.00	0.00	61,115.47	65,497,000.00
X-D	46591EAA5	1.934258%	17,000,000.00	17,000,000.00	0.00	27,401.99	0.00	0.00	27,401.99	17,000,000.00
Notional SubTotal			629,180,000.00	623,960,892.13	0.00	834,155.47	0.00	0.00	834,155.47	623,711,518.58

Deal Distribution Total					249,373.55	2,805,996.77	0.00	0.00	3,055,370.32

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46591EAQ0	643.74690307	17.02208532	1.25380410	0.00000000	0.00000000	0.00000000	0.00000000	18.27588942	626.72481775
A-2	46591EAR8	1,000.00000000	0.00000000	2.62491661	0.00000000	0.00000000	0.00000000	0.00000000	2.62491661	1,000.00000000
A-3	46591EAS6	1,000.00000000	0.00000000	2.60283334	0.00000000	0.00000000	0.00000000	0.00000000	2.60283334	1,000.00000000
A-4	46591EAT4	1,000.00000000	0.00000000	2.82174999	0.00000000	0.00000000	0.00000000	0.00000000	2.82174999	1,000.00000000
A-SB	46591EAU1	1,000.00000000	0.00000000	2.68250009	0.00000000	0.00000000	0.00000000	0.00000000	2.68250009	1,000.00000000
A-S	46591EAV9	1,000.00000000	0.00000000	3.05766664	0.00000000	0.00000000	0.00000000	0.00000000	3.05766664	1,000.00000000
B	46591EAW7	1,000.00000000	0.00000000	3.22583333	0.00000000	0.00000000	0.00000000	0.00000000	3.22583333	1,000.00000000
C	46591EAX5	1,000.00000000	0.00000000	3.12500016	0.00000000	0.00000000	0.00000000	0.00000000	3.12500016	1,000.00000000
D	46591EAC1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	46591EAE7	1,000.00000000	0.00000000	4.11188170	0.00000000	0.00000000	0.00000000	0.00000000	4.11188170	1,000.00000000
F-RR	46591EAG2	1,000.00000000	0.00000000	4.11188163	0.00000000	0.00000000	0.00000000	0.00000000	4.11188163	1,000.00000000
G-RR	46591EAJ6	1,000.00000000	0.00000000	4.11188207	0.00000000	0.00000000	0.00000000	0.00000000	4.11188207	1,000.00000000
H-RR	46591EAL1	1,000.00000000	0.00000000	2.54153657	1.57034491	2.56271626	0.00000000	0.00000000	2.54153657	1,000.00000000
R	46591EAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46591EAY3	990.45313670	0.00000000	1.36393122	0.00000000	0.00000000	0.00000000	0.00000000	1.36393122	989.99697920
X-B	46591EAZ0	1,000.00000000	0.00000000	0.93310335	0.00000000	0.00000000	0.00000000	0.00000000	0.93310335	1,000.00000000
X-D	46591EAA5	1,000.00000000	0.00000000	1.61188176	0.00000000	0.00000000	0.00000000	0.00000000	1.61188176	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/21 - 08/30/21	30	0.00	18,368.23	0.00	18,368.23	0.00	0.00	0.00	18,368.23	0.00
A-2	08/01/21 - 08/30/21	30	0.00	174,378.46	0.00	174,378.46	0.00	0.00	0.00	174,378.46	0.00
A-3	08/01/21 - 08/30/21	30	0.00	423,871.41	0.00	423,871.41	0.00	0.00	0.00	423,871.41	0.00
A-4	08/01/21 - 08/30/21	30	0.00	616,546.73	0.00	616,546.73	0.00	0.00	0.00	616,546.73	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	71,394.74	0.00	71,394.74	0.00	0.00	0.00	71,394.74	0.00
X-A	08/01/21 - 08/30/21	30	0.00	745,638.01	0.00	745,638.01	0.00	0.00	0.00	745,638.01	0.00
X-B	08/01/21 - 08/30/21	30	0.00	61,115.47	0.00	61,115.47	0.00	0.00	0.00	61,115.47	0.00
X-D	08/01/21 - 08/30/21	30	0.00	27,401.99	0.00	27,401.99	0.00	0.00	0.00	27,401.99	0.00
A-S	08/01/21 - 08/30/21	30	0.00	176,237.79	0.00	176,237.79	0.00	0.00	0.00	176,237.79	0.00
B	08/01/21 - 08/30/21	30	0.00	112,684.81	0.00	112,684.81	0.00	0.00	0.00	112,684.81	0.00
C	08/01/21 - 08/30/21	30	0.00	95,515.63	0.00	95,515.63	0.00	0.00	0.00	95,515.63	0.00
D	08/01/21 - 08/30/21	30	0.00	42,500.00	0.00	42,500.00	0.00	0.00	0.00	42,500.00	0.00
E-RR	08/01/21 - 08/30/21	30	0.00	70,144.59	0.00	70,144.59	0.00	0.00	0.00	70,144.59	0.00
F-RR	08/01/21 - 08/30/21	30	0.00	68,224.34	0.00	68,224.34	0.00	0.00	0.00	68,224.34	0.00
G-RR	08/01/21 - 08/30/21	30	0.00	28,729.72	0.00	28,729.72	0.00	0.00	0.00	28,729.72	0.00
H-RR	08/01/21 - 08/30/21	30	28,482.16	118,500.81	0.00	118,500.81	45,255.96	0.00	0.00	73,244.85	73,855.23
Totals			28,482.16	2,851,252.73	0.00	2,851,252.73	45,255.96	0.00	0.00	2,805,996.77	73,855.23

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	3,055,370.32
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,862,590.07	Master Servicing Fee	3,019.96
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,971.10
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	298.56
ARD Interest	0.00	Operating Advisor Fee	1,848.49
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	199.24
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,862,590.07	Total Fees	11,337.34

Principal		Expenses/Reimbursements
Scheduled Principal	249,373.55	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	43,751.63
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	1,504.33
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	249,373.55	Total Expenses/Reimbursements	45,255.96

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,805,996.77
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	249,373.55
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,055,370.32
Total Funds Collected	3,111,963.62	Total Funds Distributed	3,111,963.62

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	693,418,013.33	693,418,013.33	Beginning Certificate Balance	693,418,013.13
(-) Scheduled Principal Collections	249,373.55	249,373.55	(-) Principal Distributions	249,373.55
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	693,168,639.78	693,168,639.78	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	693,418,013.33	693,418,013.33	Ending Certificate Balance	693,168,639.58
Ending Actual Collateral Balance	693,211,854.95	693,211,854.95

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.20)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.20)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.93
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	28	98,826,105.17	14.26%	65	5.1811	1.351612	1.49 or less	25	252,159,286.83	36.38%	84	5.0523	1.040365
10,000,000 to 19,999,999		5	69,778,785.83	10.07%	92	4.6925	1.658257	1.50 to 1.75	8	176,153,447.64	25.41%	91	4.7151	1.622803
20,000,000 to 24,999,999		1	20,000,000.00	2.89%	91	4.6300	1.790000	1.76 to 2.00	10	169,081,949.59	24.39%	85	4.8114	1.860322
25,000,000 to 49,999,999		11	332,018,392.09	47.90%	86	4.9621	1.452493	2.01 to 2.25	1	7,575,000.00	1.09%	91	5.1500	2.130000
	50,000,000 or greater	3	172,545,356.69	24.89%	90	4.3091	1.993657	2.26 to 2.50	1	698,955.72	0.10%	28	5.2500	2.260000
	Totals	48	693,168,639.78	100.00%	85	4.7941	1.603270	2.51 to 2.75	3	87,500,000.00	12.62%	74	4.1409	2.638571
								2.76 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	48	693,168,639.78	100.00%	85	4.7941	1.603270
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	7,890,031.17	1.14%	89	5.1500	1.900000
							Lodging	4	35,000,000.00	5.05%	92	4.9580	(0.370000)
California	4	40,714,187.06	5.87%	92	4.7247	1.959375
							Mixed Use	15	52,745,574.35	7.61%	64	4.9009	1.561418
Colorado	1	4,560,742.21	0.66%	31	5.2000	1.360000
							Mobile Home Park	3	17,440,202.22	2.52%	90	5.0296	1.761488
Florida	6	119,020,328.98	17.17%	88	4.9985	1.478799
							Multi-Family	75	198,122,036.98	28.58%	78	4.8556	1.749521
Idaho	1	12,015,413.01	1.73%	89	4.8740	1.760000
							Office	29	264,157,124.71	38.11%	91	4.6334	1.783315
Illinois	43	66,500,000.00	9.59%	89	4.5966	1.823308
							Other	3	5,781,503.70	0.83%	33	5.3417	1.242623
Louisiana	1	18,602,500.00	2.68%	92	4.9580	(0.370000)
							Retail	6	119,922,197.84	17.30%	90	4.8908	1.553754
Michigan	1	3,623,797.84	0.52%	89	5.1500	1.900000
							Totals	135	693,168,639.78	100.00%	85	4.7941	1.603270
Missouri	1	3,700,000.00	0.53%	30	5.3820	1.210000

Nebraska	1	26,500,000.00	3.82%	92	4.7000	1.550000

New Jersey	1	9,956,784.83	1.44%	92	5.1000	0.740000

New York	40	171,201,853.34	24.70%	71	4.4348	2.018249

North Carolina	3	38,272,500.00	5.52%	91	4.9521	0.852222

Oregon	2	21,201,015.16	3.06%	91	4.6122	1.381943

Pennsylvania	1	2,523,578.96	0.36%	89	5.1500	1.900000

Tennessee	1	1,800,000.00	0.26%	30	5.3820	1.210000

Texas	3	39,074,139.22	5.64%	91	4.8328	1.612442

Utah	2	57,544,888.36	8.30%	90	4.9724	1.680000

Virginia	22	48,466,879.66	6.99%	91	5.3000	1.340000

Totals	135	693,168,639.78	100.00%	85	4.7941	1.603270

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.41400% or less	3	125,045,356.69	18.04%	91	4.1937	2.105806	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.41401% to 4.91400%	9	239,340,413.01	34.53%	84	4.6905	1.822170	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.91401% or greater	36	328,782,870.08	47.43%	83	5.0978	1.252791	25 months to 36 months	48	693,168,639.78	100.00%	85	4.7941	1.603270
	Totals	48	693,168,639.78	100.00%	85	4.7941	1.603270	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	48	693,168,639.78	100.00%	85	4.7941	1.603270
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	21	65,060,742.21	9.39%	30	4.9715	1.848149	Interest Only	31	399,200,000.00	57.59%	81	4.7620	1.622902
85 months to 119 months		27	628,107,897.57	90.61%	90	4.7757	1.577905	359 months or less	17	293,968,639.78	42.41%	90	4.8376	1.576610
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	693,168,639.78	100.00%	85	4.7941	1.603270	Totals	48	693,168,639.78	100.00%	85	4.7941	1.603270
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		5	107,027,621.85	15.44%	74	5.0682	1.793913				None
	12 months or less	42	579,641,017.93	83.62%	87	4.7412	1.571469
	13 months to 24 months	1	6,500,000.00	0.94%	92	4.9900	1.300000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	693,168,639.78	100.00%	85	4.7941	1.603270
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1	30502589	OF	Brooklyn	NY	Actual/360	4.39025%	236,772.76	88,337.99	0.00	N/A	05/06/29	--	62,633,694.68	62,545,356.69	09/06/21
2A1	30502262	Various Chicago		IL	Actual/360	4.55425%	235,290.00	0.00	0.00	N/A	02/06/29	--	60,000,000.00	60,000,000.00	09/06/21
3A1	30316378	MF	Davie	FL	Actual/360	4.99225%	128,971.16	0.00	0.00	N/A	01/06/29	--	30,000,000.00	30,000,000.00	09/06/21
3A2	30316379				Actual/360	4.99225%	128,971.16	0.00	0.00	N/A	01/06/29	--	30,000,000.00	30,000,000.00	09/06/21
4A12A	30502512	OF	New York	NY	Actual/360	3.91425%	168,519.44	0.00	0.00	N/A	03/11/29	--	50,000,000.00	50,000,000.00	08/11/21
5A1	30502172	OF	Various	VA	Actual/360	5.30025%	177,149.86	42,045.88	0.00	N/A	04/06/29	--	38,815,549.61	38,773,503.73	09/06/21
5A5	30502641				Actual/360	5.30025%	44,287.46	10,511.48	0.00	N/A	04/06/29	--	9,703,887.39	9,693,375.91	09/06/21
6	30502802	LO	Various	Various	Actual/360	4.95825%	149,428.61	0.00	0.00	N/A	05/01/29	--	35,000,000.00	35,000,000.00	09/01/21
7	30502230	RT	Lehi	UT	Actual/360	4.90025%	135,022.22	0.00	0.00	N/A	03/06/29	--	32,000,000.00	32,000,000.00	09/06/21
8	30501946	RT	Margate	FL	Actual/360	4.90025%	134,389.31	0.00	0.00	N/A	01/06/29	--	31,850,000.00	31,850,000.00	09/06/21
9A1	30502265	MF	Various	Various	Actual/360	5.15025%	128,606.94	0.00	0.00	N/A	02/01/29	--	29,000,000.00	29,000,000.00	09/01/21
10	30502534	OF	Charlotte	NC	Actual/360	4.95025%	120,841.88	0.00	0.00	N/A	04/01/29	--	28,350,000.00	28,350,000.00	09/01/21
11	30502804	RT	Omaha	NE	Actual/360	4.70025%	107,251.39	0.00	0.00	N/A	05/01/29	--	26,500,000.00	26,500,000.00	09/01/21
12	30502007	OF	Lehi	UT	Actual/360	5.06325%	111,544.85	39,933.76	0.00	N/A	04/06/29	--	25,584,822.12	25,544,888.36	09/06/21
13	30502783	Various New York		NY	Actual/360	4.50025%	96,875.00	0.00	0.00	N/A	05/01/24	--	25,000,000.00	25,000,000.00	09/01/21
14A1	30502392	OF	Houston	TX	Actual/360	4.63025%	79,738.89	0.00	0.00	N/A	04/06/29	--	20,000,000.00	20,000,000.00	09/06/21
15A	30502627	OF	Beverly Hills	CA	Actual/360	4.80025%	69,233.33	0.00	0.00	N/A	06/06/29	--	16,750,000.00	16,750,000.00	09/06/21
16	30502647	MU	Portland	OR	Actual/360	4.46025%	58,472.46	0.00	0.00	N/A	05/06/29	--	15,225,000.00	15,225,000.00	09/06/21
17	30502936	MF	Kingsville	TX	Actual/360	5.00025%	57,284.99	16,527.98	0.00	N/A	05/01/29	--	13,304,900.80	13,288,372.82	09/01/21
18	30502914	OF	Lake Forest	CA	Actual/360	4.33025%	46,607.64	0.00	0.00	N/A	06/06/29	--	12,500,000.00	12,500,000.00	09/06/21
19	30502095	RT	Coeur dAlene	ID	Actual/360	4.87425%	50,490.61	14,594.54	0.00	N/A	02/06/29	--	12,030,007.55	12,015,413.01	09/06/21
20A1A	30502777	RT	Howell	NJ	Actual/360	5.10025%	43,773.09	10,521.89	0.00	N/A	05/01/29	--	9,967,306.72	9,956,784.83	09/01/20
21	30502037	MH	Morgan Hill	CA	Actual/360	5.00025%	40,513.52	11,826.59	0.00	N/A	03/06/29	--	9,409,592.32	9,397,765.73	09/06/21
22	30502013	RT	Miami Gardens	FL	Actual/360	5.23225%	34,240.53	0.00	0.00	N/A	01/06/29	--	7,600,000.00	7,600,000.00	09/06/21
23	30502533	MU	Coconut Creek	FL	Actual/360	5.15025%	33,593.02	0.00	0.00	N/A	04/01/29	--	7,575,000.00	7,575,000.00	09/01/21
24	30502672	MU	Deerfield	IL	Actual/360	4.99025%	27,930.14	0.00	0.00	N/A	05/06/29	--	6,500,000.00	6,500,000.00	09/06/21
25	30502036	MH	Fairview	OR	Actual/360	5.00025%	25,762.45	7,520.49	0.00	N/A	03/06/29	--	5,983,535.65	5,976,015.16	09/06/21
26	30502250	98	Various	Various	Actual/360	5.38225%	25,489.75	0.00	0.00	N/A	03/06/24	--	5,500,000.00	5,500,000.00	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	30502560	MF	Aurora	CO	Actual/360	5.20025%	20,444.78	5,088.88	0.00	N/A	04/01/24	--	4,565,831.09	4,560,742.21	09/01/21
28	30315749	MU	New York	NY	Actual/360	5.26025%	17,298.17	0.00	0.00	N/A	01/01/24	--	3,819,049.22	3,819,049.22	08/01/21
29	30315757	MF	New York	NY	Actual/360	5.25025%	14,333.34	0.00	0.00	N/A	01/01/24	--	3,170,507.80	3,170,507.80	09/01/21
30	30315760	MU	New York	NY	Actual/360	5.26025%	13,778.72	0.00	0.00	N/A	01/01/24	--	3,042,032.62	3,042,032.62	09/01/21
31	30315756	MU	New York	NY	Actual/360	5.26025%	13,462.90	0.00	0.00	N/A	01/01/24	--	2,972,306.60	2,972,306.60	09/01/21
32	30315761	MU	New York	NY	Actual/360	5.25025%	10,244.54	0.00	0.00	N/A	01/01/24	--	2,266,072.30	2,266,072.30	09/01/21
33	30502035	MH	Willows	CA	Actual/360	5.25025%	9,353.09	2,464.07	0.00	N/A	03/06/29	--	2,068,885.40	2,066,421.33	09/06/21
34	30315763	MU	New York	NY	Actual/360	5.25025%	7,878.47	0.00	0.00	N/A	01/01/24	--	1,742,702.99	1,742,702.99	09/01/21
35	30315746	MU	New York	NY	Actual/360	5.25025%	7,340.70	0.00	0.00	N/A	01/01/24	--	1,623,750.07	1,623,750.07	09/01/21
36	30315750	MF	Brooklyn	NY	Actual/360	5.25025%	6,265.40	0.00	0.00	N/A	01/01/24	--	1,385,894.04	1,385,894.04	09/01/21
37	30315751	MU	New York	NY	Actual/360	5.25025%	6,098.67	0.00	0.00	N/A	01/01/24	--	1,349,015.53	1,349,015.53	09/01/21
38	30315752	MF	Brooklyn	NY	Actual/360	5.25025%	5,961.34	0.00	0.00	N/A	01/01/24	--	1,318,637.45	1,318,637.45	09/01/21
39	30315762	MF	New York	NY	Actual/360	5.25025%	5,648.54	0.00	0.00	N/A	01/01/24	--	1,249,447.13	1,249,447.13	09/01/21
40	30315748	MU	New York	NY	Actual/360	5.26025%	5,565.53	0.00	0.00	N/A	01/01/24	--	1,228,743.55	1,228,743.55	09/01/21
41	30315753	MF	New York	NY	Actual/360	5.26025%	5,469.14	0.00	0.00	N/A	01/01/24	--	1,207,464.44	1,207,464.44	09/01/21
42	30315755	MF	Brooklyn	NY	Actual/360	5.25025%	4,772.53	0.00	0.00	N/A	01/01/24	--	1,055,674.40	1,055,674.40	09/01/21
43	30315759	MF	New York	NY	Actual/360	5.25025%	3,686.94	0.00	0.00	N/A	01/01/24	--	815,544.29	815,544.29	09/01/21
44A1	30315745	MF	Brooklyn	NY	Actual/360	5.25025%	3,159.86	0.00	0.00	N/A	01/01/24	--	698,955.72	698,955.72	08/01/21
45	30315747	MF	Brooklyn	NY	Actual/360	5.26025%	2,483.60	0.00	0.00	N/A	01/01/24	--	548,322.41	548,322.41	09/01/21
46	30315754	MF	Brooklyn	NY	Actual/360	5.26025%	2,291.35	0.00	0.00	N/A	01/01/24	--	505,879.44	505,879.44	09/01/21
Totals							2,862,590.07	249,373.55	0.00				693,418,013.33	693,168,639.78
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	9,063,445.88	8,734,175.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	9,539,370.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	4,703,730.98	1,136,233.97	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	4,703,730.98	1,136,233.97	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A12A	53,869,546.65	55,685,226.26	01/01/21	06/30/21	--	0.00	0.00	168,357.98	168,357.98	0.00	0.00
5A1	14,465,676.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A5	14,465,676.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1,342,331.89	(728,569.63)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,441,538.21	710,534.96	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,468,304.66	3,211,320.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9A1	4,931,325.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,104,751.08	2,038,227.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,083,491.66	2,216,219.45	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,328,678.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,299,546.08	5,238,879.72	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A1	3,359,700.00	3,360,000.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15A	1,429,832.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	979,425.71	887,322.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,112,779.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,172,708.50	1,470,833.19	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,452,830.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20A1A	3,195,036.35	543,690.53	01/01/21	03/31/21	09/09/21	11,023,902.98	43,751.63	10,431.77	624,598.59	373,930.95	0.00
21	1,100,796.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	420,914.46	46,886.27	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	803,389.93	868,356.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	13,881.63	0.00
25	711,405.26	741,991.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	372,122.74	253,288.41	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	320,723.20	403,621.75	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	884,744.36	0.00	--	--	--	0.00	0.00	17,289.95	17,289.95	0.00	0.00
29	905,443.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	931,760.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	959,293.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	322,538.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	182,431.56	243,644.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	103,968.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	362,147.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	254,490.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	367,038.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	394,460.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	130,951.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	150,117.28	269,279.24	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	267,151.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	339,262.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	200,253.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44A1	269,062.42	256,970.17	07/01/20	06/30/21	--	0.00	0.00	3,158.36	3,158.36	0.00	0.00
45	98,117.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	109,627.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	157,475,670.54	88,724,366.05				11,023,902.98	43,751.63	199,238.06	813,404.88	387,812.58	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/15/21	0	0.00	0	0.00	1	9,956,784.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.794051%	4.775061%	85
08/13/21	0	0.00	0	0.00	1	9,967,306.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.794075%	4.775086%	86
07/15/21	0	0.00	0	0.00	2	11,611,664.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.794051%	4.775061%	87
06/15/21	0	0.00	0	0.00	2	11,678,029.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.794104%	4.775115%	88
05/14/21	0	0.00	0	0.00	2	11,742,702.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.794151%	4.775164%	89
04/15/21	0	0.00	1	1,742,702.99	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.794174%	4.775187%	90
03/15/21	1	1,742,702.99	0	0.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.794178%	4.775191%	91
02/16/21	1	32,000,000.00	0	0.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.794190%	4.775204%	92
01/15/21	0	0.00	0	0.00	2	25,225,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.794193%	4.775208%	93
12/15/20	0	0.00	0	0.00	2	25,225,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.794197%	4.775212%	94
11/16/20	0	0.00	0	0.00	2	25,225,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.794203%	4.774741%	95
10/16/20	0	0.00	0	0.00	2	25,225,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.794206%	4.774745%	96
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
20A1A	30502777	09/01/20	11	6	10,431.77	624,598.59	373,930.95		10,000,000.00	09/10/20	98
28	30315749	08/01/21	0	B	17,289.95	17,289.95	0.00		3,819,049.22
44A1	30315745	08/01/21	0	B	3,158.36	3,158.36	0.00		698,955.72
Totals					30,880.08	645,046.90	373,930.95		14,518,004.94
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		65,060,742	65,060,742	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		628,107,898	618,151,113	9,956,785		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	693,168,640	683,211,855	0	0	9,956,785	0
Aug-21	693,418,013	683,450,707	0	0	9,967,307	0
Jul-21	693,557,511	681,945,846	0	0	11,611,665	0
Jun-21	693,886,099	682,208,069	0	0	11,678,030	0
May-21	694,186,501	682,443,798	0	0	11,742,703	0
Apr-21	694,446,686	682,703,983	0	1,742,703	10,000,000	0
Mar-21	694,641,274	682,898,571	1,742,703	0	10,000,000	0
Feb-21	694,900,772	652,900,772	32,000,000	0	10,000,000	0
Jan-21	695,093,446	669,868,446	0	0	25,225,000	0
Dec-20	695,285,311	670,060,311	0	0	25,225,000	0
Nov-20	695,498,361	670,273,361	0	0	25,225,000	0
Oct-20	695,688,523	670,463,523	0	0	25,225,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
20A1A	30502777	9,956,784.83	10,000,000.00	32,900,000.00	11/12/20	2,204,967.15	0.74000	03/31/21	05/01/29	332
34	30315763	1,742,702.99	1,742,702.99	14,200,000.00	08/16/18	103,968.20	0.37000	06/30/21	01/01/24	I/O
Totals		11,699,487.82	11,742,702.99	47,100,000.00		2,308,935.35

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
20A1A	30502777	RT	NJ	09/10/20	98
8/9/2021 - Borrower's representative recently submitted a COVID-19 related FB request which is currently being evaluated. Negotiations are ongoing to determine appropriate FB.

34	30315763	MU	NY	04/08/21	98

8/9/2021 - The Loan was transferred to the Special Servicer in April 17, 2021 due to the Borrower's failure to make the February, March, April, and May 2021 payments. The Borrower has executed the Pre- Negotiation Agreement. The subject loan is secured by the fee interest of a four-story, 4,245 SF, mixed use building in located at 808 Lexington Avenue in New York City. The whole loan secured by the building has a principal balance of $9.3MM and is comprised of three-notes.

The 2019-ICON Trust contains the $3.5MM Note A-2 and the $4.1MM B Note. The third note has a principal balance of $1.7MM and that note is not in the 2019-ICON Trust. The Loan€™s primary challenge has been the loss of the street-level restaurant which filed bankruptcy in July 2020, rejected the existing lease, vacated the property and agreed to a $325M lease rejection settlement. Borrower indicates possible replacement tenant for restaurant space and negotiations underway for possible settlement. Borrower has executed a forbearance agreement and remitted $205M that will work in combination with the above refenced $325M to bring the loan current.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5A1	30502172	39,346,085.12	5.30003%	39,306,620.44 5.30003%		8	08/04/20	08/06/20	08/17/20
5A5	30502641	9,836,521.27	5.30003%	9,826,655.10 5.30003%		8	08/04/20	08/06/20	08/17/20
8	30501946	0.00	4.90003%	0.00	4.90003%	8	06/09/20	07/06/20	06/10/20
Totals		49,182,606.39		49,133,275.54
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
20A1A	0.00	0.00	2,145.74	0.00	0.00	43,751.63	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	(641.41)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	1,504.33	0.00	0.00	43,751.63	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		45,255.96

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 27 of 27